Document And Entity Information	12 Months Ended
Jun. 30, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	No
Entity Registrant Name	Here Group Limited
Entity Central Index Key	0001932770
Entity File Number	001-41590
Entity Voluntary Filers	No
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--06-30
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	RM 3008
Entity Address, Address Line Two	30/FTWO EXCHANGE SQUARE
Entity Address, Address Line Three	8 CONNAUGHT PLACE
Entity Address, City or Town	CENTRAL
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
American depositary shares, each representing three Class A ordinary shares, par value US$0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing three Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	HERE
Security Exchange Name	NASDAQ
Class A ordinary shares, par value US$0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	107,883,184
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	49,859,049
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Room 3008
Entity Address, Address Line Two	30/FTwo Exchange Square
Entity Address, Address Line Three	8 Connaught Place
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
City Area Code	+852
Local Phone Number	2988 8279
Contact Personnel Name	Dong Xie
Contact Personnel Email Address	timxie@heregroup.com